PREPAIDS AND OTHER CURRENT ASSETS	9 Months Ended
Sep. 30, 2023
Notes and other explanatory information [abstract]
PREPAIDS AND OTHER CURRENT ASSETS

4. PREPAIDS AND OTHER CURRENT ASSETS

The following table reflects the details of prepaids and other current assets:

	September 30,	December 31,
	2023	2022
Sales tax recoverable and other current assets	$78,005	$128,321
Prepaid expenses	356,814	147,186
Equipment deposit	28,103	-
	$462,922	$275,507